Related Party Transactions (Details) - USD ($)					3 Months Ended		6 Months Ended
	Aug. 22, 2016	Jul. 08, 2016	May 09, 2016	Mar. 10, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Oct. 10, 2016	Sep. 30, 2016	Jul. 18, 2016	Jun. 30, 2016	Mar. 29, 2016	Jan. 27, 2016	Dec. 03, 2015	Jun. 11, 2015	Jan. 22, 2015
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding common stock					60.00%		60.00%
Number of shares issued (in shares)															437,500
Beneficial owner (as a percent)					4.99%		4.99%
Line of Credit | Line of Credit Grid Note
Related Party Transaction [Line Items]
Stated interest rate (as a percent)																12.00%
Current borrowing capacity																$ 10,000,000
Series C Convertible Redeemable Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, par value (in dollars per share)					$ 1,000		$ 1,000					$ 1,000
Preferred stock, shares outstanding (in shares)					33,175		33,175					3,000
Common Stock
Related Party Transaction [Line Items]
Number of shares issued (in shares)									136,304	1,013,068
Series C Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares)					33,175		33,175					3,000
Grid Note Exchange Agreement
Related Party Transaction [Line Items]
Minimum amount issued		$ 10,000,000
Exchange price (in dollars per share)		$ 5.20
Amended Exchange Agreement | Line of Credit | Grid Note Exchange Agreement
Related Party Transaction [Line Items]
Current borrowing capacity											$ 2,000,000
Additional facility draw (up to)											5,000,000
Remaining borrowing capacity											$ 3,605,000
Amount drawn on facility					$ 2,950,000		$ 2,950,000
Secured Debt | Line of Credit | Secured Revolving Loan
Related Party Transaction [Line Items]
Maximum borrowing capacity														$ 1,500,000
Long-term debt												$ 1,500,000
Secured Debt | Line of Credit | Secured Revolving Line of Credit
Related Party Transaction [Line Items]
Maximum borrowing capacity													$ 500,000
Long-term debt												500,000
Affiliated Entity
Related Party Transaction [Line Items]
Reimbursement for services provided (as a percent)																	20.00%
Shares issued, price per share (in dollars per share)															$ 9.40
Affiliated Entity | Line of Credit Grid Note
Related Party Transaction [Line Items]
Long-term line of credit	$ 900,000
Affiliated Entity | Note Exchange Agreement
Related Party Transaction [Line Items]
Debt converted value	$ 30,175,000
Affiliated Entity | Note Exchange Agreement | Series C Preferred Stock
Related Party Transaction [Line Items]
Shares issued in conversion (in shares)	30,175
Conversion to stock price (in dollars per share)	$ 1,000
Affiliated Entity | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Line of Credit
Related Party Transaction [Line Items]
Stated interest rate (as a percent)													12.00%
Affiliated Entity | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Loan
Related Party Transaction [Line Items]
Stated interest rate (as a percent)														12.00%
Affiliated Entity | Sillerman Investment Company, LLC | Common Stock
Related Party Transaction [Line Items]
Proceeds from issuance of common stock			$ 7,000,000
Affiliated Entity | Sillerman Investment Company, LLC | Securities Purchase Agreement
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share)			$ 6.20
Affiliated Entity | Sillerman Investment Company, LLC | Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, shares outstanding (in shares)					10,000		10,000
Conversion of stock, shares converted (in shares)			7,000
Affiliated Entity | Sillerman Investment Company, LLC | Securities Purchase Agreement | Common Stock
Related Party Transaction [Line Items]
Number of shares issued (in shares)			1,129,032
Shares issued, price per share (in dollars per share)			$ 6.20
Proceeds from issuance of common stock			$ 7,000,000
Affiliated Entity | Mr. Sillerman | Securities Purchase Agreement
Related Party Transaction [Line Items]
Beneficial owner (as a percent)			50.00%		50.00%		50.00%
Affiliated Entity | Amended Series C Certificate of Designations | Series C Preferred Stock | $500 Line of Credit Facility
Related Party Transaction [Line Items]
Preferred stock, par value (in dollars per share)	$ 1,000
SFX Holding Corporation | Audio Recognition And Related Loyalty Program Software License And Services Agreement
Related Party Transaction [Line Items]
Amounts of transaction				$ 5,000,000
Agreement term (in years)				10 years
Revenue from related parties					$ 125,000	$ 125,000	$ 250,000,000	$ 250,000,000
SFX Holding Corporation | Audio Recognition And Related Loyalty Program Software License And Services Agreement | Licensing Agreements
Related Party Transaction [Line Items]
Amortization period (in years)				10 years
SFX Holding Corporation | Secured Revolving Line of Credit
Related Party Transaction [Line Items]
Amounts due					$ 0		$ 0					$ 142,000
Chief Executive Officer | Secured Revolving Line of Credit
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding common stock												10.00%
Chief Executive Officer | Sillerman Investment Company VI LLC | Line of Credit | Secured Revolving Loan
Related Party Transaction [Line Items]
Stated interest rate (as a percent)														12.00%
Chief Executive Officer | Secured Debt | Line of Credit | Secured Revolving Loan
Related Party Transaction [Line Items]
Maximum borrowing capacity														$ 1,500,000
Long-term debt												$ 1,500,000
SIC IV | Note Exchange Agreement | $500 Line of Credit Facility
Related Party Transaction [Line Items]
Debt converted value	$ 500,000
SIC IV | Note Exchange Agreement | Line of Credit
Related Party Transaction [Line Items]
Debt converted value	$ 1,500,000
SIC IV | Note Exchange Agreement | Series C Preferred Stock | $500 Line of Credit Facility
Related Party Transaction [Line Items]
Shares issued in conversion (in shares)	500
SIC IV | Note Exchange Agreement | Series C Preferred Stock | Line of Credit
Related Party Transaction [Line Items]
Shares issued in conversion (in shares)	1,500
SIC IV | Amended Series C Certificate of Designations | Series C Preferred Stock | Line of Credit
Related Party Transaction [Line Items]
Preferred stock, par value (in dollars per share)	$ 1,000
Mr. Sillerman | Common Stock
Related Party Transaction [Line Items]
Shares issued in conversion (in shares)		5,066,654
SIC III | Common Stock
Related Party Transaction [Line Items]
Shares issued in conversion (in shares)		890,898
SIC III | Series C Preferred Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted (in shares)		3,000
SIC III | Note Exchange Agreement
Related Party Transaction [Line Items]
Debt converted value	$ 3,150,000
SIC III | Note Exchange Agreement | Series C Preferred Stock
Related Party Transaction [Line Items]
Shares issued in conversion (in shares)	3,150